Provision in Lieu of Income Taxes (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision in Lieu of Income Taxes [Abstract]
Net liability in lieu of deferred income taxes	$ 2,320	$ 2,182
Accrued interest	1	1	$ 1
Benefit (expense) from interest and penalties	$ 1	$ 1	$ 1